Digital Currencies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	March 31, 2024	March 31, 2023
Bitcoin	$161,258	$65,772
Ethereum Classic	196	117
Other coins	191	10
Total	$161,645	$65,899

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins
Digital currencies, March 31, 2022	$117,669	2,596
Digital currency mined	77,482	3,258
Digital currency sold	(70,997)	(3,522)
Revaluation adjustment	(58,382)	-
Digital currencies, March 31, 2023	65,772	2,332
Digital currency mined	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	$161,258	2,287

Ethereum	Amount	Number of coins
Digital currencies, March 31, 2022	$52,302	16,165
Digital currency mined	28,424	14,984
Digital currency sold	(68,257)	(31,149)
Revaluation adjustment	(12,469)	-
Digital currencies, March 31, 2023 and March 31, 2024	$-	-

Ethereum Classic	Amount	Number of coins
Digital currencies, March 31, 2022	$29	625
Digital currency mined	172	6,180
Digital currency sold	(45)	(1,087)
Revaluation adjustment	(39)	-
Digital currencies, March 31, 2023	117	5,718
Digital currency mined	1	28
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	$196	5,746